Performance Management - LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Footnotes [Text Block]	* The year-to-date return for Class A shares as of September 30, 2025 was 3.07%.
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2023 +1.30% Worst Quarter 2nd Q 2021 +0.00%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

For the Fund’s current 7-day yield, call toll-free 888-522-2388. The table below shows the Fund’s Class A, C, and I shares performance over time. The Fund’s average annual total returns include applicable sales charges.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance [Table]
Average Annual Total Returns - LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND			12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Lipper U.S. Government Money Market Funds Average | Average Annual Return, Label [Optional Text]		Lipper U.S. Government Money Market Funds Average
Lipper U.S. Government Money Market Funds Average | Average Annual Return, Percent			4.97%	2.26%	1.52%
Class A Shares | Average Annual Return, Percent			5.01%	2.27%	1.45%
Class C Shares | Average Annual Return, Percent	[1]		5.01%	2.27%	1.45%
Class I Shares | Average Annual Return, Percent			5.01%	2.27%	1.45%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Money Market Seven Day Yield, Caption [Optional Text]	For the Fund’s current 7-day yield, call toll-free 888-522-2388.
Money Market Seven Day Yield Phone	888-522-2388
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return for Class A shares as of September 30, 2025 was
Bar Chart, Year to Date Return	3.07%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Jun. 30, 2021